Equity Transactions (Details Textual) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 27, 2011 Directors	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011
Equity Transaction (Textual) [Abstract]
Restricted stock granted
Restricted stock per share
Stock compensation expense			$ 575,000	$ 285,000
Restricted Stock [Member]
Equity Transaction (Textual) [Abstract]
Restricted stock granted	24,000
Restricted stock outstanding	120,000
Number of directors	5
Restricted stock value			34,560
Restricted stock per share			$ 1.44
Vested restricted shares		2,000
Stock compensation expense			$ 70,622	$ 90,192